Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 130,180	$ 160,395
Accounts receivable	372	160
Prepaid expenses	327	287
TOTAL CURRENT ASSETS	130,879	160,842
INVESTMENTS	1,781	3,096
EQUIPMENT	35	47
INVESTMENT IN ASSOCIATE	81,214	57,074
EXPLORATION AND EVALUATION ASSETS	3,648	1,433
TOTAL ASSETS	217,557	222,492
LIABILITIES
Trade and other payables	1,563	936
COMMITMENTS AND CONTINGENCIES
DEFERRED INCOME TAXES	2,113	1,317
TOTAL LIABILITIES	3,676	2,253
EQUITY
Share capital	392,916	392,554
Equity reserve	18,696	17,719
Accumulated other comprehensive income	(681)	1,214
Deficit	(197,050)	(191,248)
TOTAL EQUITY	213,881	220,239
TOTAL LIABILITIES AND EQUITY	$ 217,557	$ 222,492